Trade Receivables and Reseller Financing - Trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Trade receivables	R$ 3,391,122	R$ 3,689,500
Related parties	2,824	490
Current	3,318,927	3,635,834
Non-current	72,195	53,666
Domestic customers [member]
Summary of trade receivables [line items]
Trade receivables	3,443,641	3,867,163
Related parties	151	739
foreign customers [member]
Summary of trade receivables [line items]
Trade receivables	326,442	223,308
Related parties	2,984	3,176
Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	R$ 382,096	R$ 404,886